Annual Total Returns (Bar Chart) - Small Company Growth Trust (Small Company Growth Trust, Series NAV, Small Company Growth Trust)	12 Months Ended
May 01, 2011
Small Company Growth Trust | Series NAV, Small Company Growth Trust
Bar Chart Table:
2006	13.83%
2007	10.34%
2008	(38.57%)
2009	30.82%
2010	26.44%